UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 29

Date of reporting period:  August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
Semiannual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.

T. ROWE PRICE Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Portfolio Summary

PORTFOLIO COMPOSITION
Tax-Exempt Money Fund
Percent of
Net Assets
8/31/23
Variable Rate Demand Notes 48%
Commercial Paper 22
Variable Rate Trusts 16
Fixed Rate Notes/Bonds 15
Other Assets Less Liabilities -1
Total 100%
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Tax-Free Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EXEMPT MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,014.40 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,015.30   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.90 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.52   2.64
Advisor Class
Actual   1,000.00   1,008.60   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.12
I Class
Actual   1,000.00   1,010.80   1.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.23   1.93
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.30 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
Advisor Class
Actual   1,000.00   1,009.70   4.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.37
I Class
Actual   1,000.00   1,011.60   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.39
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.00 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.82   3.35
Advisor Class
Actual   1,000.00   1,012.20   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.18
I Class
Actual   1,000.00   1,013.60   2.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.37   2.80
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 1.02%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.50 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.72   2.44
Advisor Class
Actual   1,000.00   1,007.20   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.66
I Class
Actual   1,000.00   1,014.80   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.48%,
the
2
Advisor Class was 0.72%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C03-051 10/23

August 31, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Tax-Free Short-Intermediate
Fund
PATIX Tax-Free Short-Intermediate
Fund–Advisor  Class
TTSIX Tax-Free Short-Intermediate
Fund–I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 5.38 $ 5.57 $ 5.72 $ 5.70 $ 5.58 $ 5.53
Investment activities
Net investment
income
(1)(2)
0.05 0.08 0.07 0.08 0.09 0.08
Net realized and
unrealized gain/loss 0.01 (0.19) (0.15) 0.02 0.12 0.05
Total from
investment activities 0.06 (0.11) (0.08) 0.10 0.21 0.13
Distributions
Net investment
income (0.05) (0.08) (0.07) (0.08) (0.09) (0.08)
Net realized gain — — —
(3)
— — —
Total distributions (0.05) (0.08) (0.07) (0.08) (0.09) (0.08)
NET ASSET VALUE
End of period $ 5.39 $ 5.38 $ 5.57 $ 5.72 $ 5.70 $ 5.58

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.19% (1.92)% (1.45)% 1.82% 3.80% 2.44%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.52%
(5)
0.52% 0.50% 0.51% 0.51% 0.52%
Net expenses after
waivers/payments
by Price Associates 0.52%
(5)
0.52% 0.50% 0.51% 0.51% 0.52%
Net investment
income 1.99%
(5)
1.53% 1.20% 1.46% 1.60% 1.50%
Portfolio turnover rate 14.8% 36.9% 23.9% 57.8% 17.4% 30.1%
Net assets, end of
period (in thousands) $799,212 $864,097 $1,091,168 $1,470,185 $1,409,913 $1,473,626
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 5.37 $ 5.56 $ 5.71 $ 5.69 $ 5.57 $ 5.52
Investment activities
Net investment
income
(1)(2)
0.05 0.07 0.05 0.07 0.07 0.07
Net realized and
unrealized gain/loss —
(3)
(0.19) (0.15) 0.02 0.12 0.05
Total from
investment activities 0.05 (0.12) (0.10) 0.09 0.19 0.12
Distributions
Net investment
income (0.05) (0.07) (0.05) (0.07) (0.07) (0.07)
Net realized gain — — —
(3)
— — —
Total distributions (0.05) (0.07) (0.05) (0.07) (0.07) (0.07)
NET ASSET VALUE
End of period $ 5.37 $ 5.37 $ 5.56 $ 5.71 $ 5.69 $ 5.57

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
0.86% (2.17)% (1.76)% 1.51% 3.47% 2.13%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.81%
(5)
0.77% 0.80% 0.81% 0.82% 0.82%
Net expenses after
waivers/payments
by Price Associates 0.81%
(5)
0.77% 0.80% 0.81% 0.82% 0.82%
Net investment
income 1.71%
(5)
1.21% 0.89% 1.20% 1.27% 1.20%
Portfolio turnover rate 14.8% 36.9% 23.9% 57.8% 17.4% 30.1%
Net assets, end of
period (in thousands) $2,660 $2,565 $10,937 $2,879 $8,577 $5,763
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 5.39 $ 5.58 $ 5.72 $ 5.71 $ 5.58 $ 5.53
Investment activities
Net investment
income
(1)(2)
0.06 0.09 0.07 0.09 0.10 0.09
Net realized and
unrealized gain/loss —
(3)
(0.19) (0.14) 0.01 0.13 0.05
Total from
investment activities 0.06 (0.10) (0.07) 0.10 0.23 0.14
Distributions
Net investment
income (0.06) (0.09) (0.07) (0.09) (0.10) (0.09)
Net realized gain — — —
(3)
— — —
Total distributions (0.06) (0.09) (0.07) (0.09) (0.10) (0.09)
NET ASSET VALUE
End of period $ 5.39 $ 5.39 $ 5.58 $ 5.72 $ 5.71 $ 5.58

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.08% (1.77)% (1.16)% 1.74% 4.09% 2.55%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.38%
(5)
0.37% 0.38% 0.41% 0.41% 0.41%
Net expenses after
waivers/payments
by Price Associates 0.38%
(5)
0.37% 0.38% 0.41% 0.41% 0.41%
Net investment
income 2.14%
(5)
1.68% 1.31% 1.56% 1.70% 1.63%
Portfolio turnover rate 14.8% 36.9% 23.9% 57.8% 17.4% 30.1%
Net assets, end of
period (in thousands) $844,103 $930,459 $970,206 $677,176 $606,294 $409,333
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
ALABAMA 2.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  5,000 4,874
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,571
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 12/1/49
(Tender 12/1/25)  2,500 2,479
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  1,615 1,579
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  4,890 4,837
Lower Alabama Gas Dist., VRDN, 4.00%, 12/1/50 (Tender
12/1/25)  11,950 11,788
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  3,850 3,669
34,797
ALASKA 0.2%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,394
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 943
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 793
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 992
4,122
ARIZONA 0.8%
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (1) 3,150 3,242
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 4.63%, 1/1/35 (Tender 10/18/24)  6,740 6,722
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24  (1) 1,000 1,009
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25  (1) 1,250 1,275
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,592
13,840
CALIFORNIA 4.6%
California, GO, 5.00%, 9/1/25  11,720 12,174
California, GO, 5.00%, 9/1/25  5,775 5,990
California, GO, 5.00%, 9/1/26  11,750 12,426
California, GO, 5.00%, 4/1/27  2,030 2,175
California, GO, 5.00%, 8/1/27  1,050 1,111
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,643
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,045

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 293
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.76%, 12/1/50 (Tender 6/1/26)  1,175 1,144
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 4.41%, 8/1/47 (Tender 8/1/24)  2,025 2,006
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,437
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 603
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,036
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,145
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25  (2) 4,120 4,254
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26  (1) 2,385 2,469
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29  (1) 4,000 4,297
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/26  1,000 1,057
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27  750 809
Los Angeles Wastewater System Revenue, Series C, 5.00%,
6/1/28  4,000 4,390
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/26  1,300 1,381
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/27  1,000 1,087
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/28  2,500 2,771
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.411%, 7/1/27  2,645 2,625
Port of Oakland, Series H, 5.00%, 5/1/24  (1)(2) 225 228
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/26  2,700 2,857
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 898
76,351
COLORADO 3.7%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,226
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,074
Colorado HFA, Adventhealth Obligated, Series 2023A-1, VRDN,
5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,667
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,739
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 629
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 597
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 545
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,385 1,418
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,603

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,211
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,205
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29  (1) 5,660 5,925
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30  (1) 1,000 1,047
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29  (1) 5,000 5,348
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30  (1) 5,000 5,402
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/29  (1) 4,265 4,500
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 2,971
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,313
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
3.901%, 9/1/39 (Tender 9/1/24)  2,750 2,743
Regional Transportation Dist. Sales Tax Revenue, Series B, 5.00%,
11/1/33  2,000 2,136
60,299
CONNECTICUT 1.8%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,195
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,870
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,073
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,094
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,322
Connecticut, Series F, GO, 5.00%, 11/15/25  2,390 2,478
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,067
Connecticut Special Tax Revenue, Special Tax Obligation Bonds,
Series A, 5.00%, 5/1/26  5,000 5,230
Connecticut State HEFA, 5.00%, 7/1/24  375 374
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%, 7/1/35
(Tender 7/12/24)  3,475 3,353
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  2,500 2,440
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,367
29,863
DELAWARE 0.3%
Delaware Transportation Auth., 5.00%, 7/1/24  5,000 5,070
Delaware Transportation Auth., 5.00%, 9/1/24  750 762
5,832
DISTRICT OF COLUMBIA 2.6%
Dist. of Columbia, Series A, 5.00%, 3/1/26  5,000 5,223
Dist. of Columbia, Series C, 5.00%, 12/1/26  5,250 5,567

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,674
Metropolitan Washington Airports Auth., 5.00%, 10/1/24  (1) 1,400 1,417
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24  (1) 3,975 4,017
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28  (1) 3,000 3,186
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25  (1) 5,000 5,106
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/26
(Prerefunded 10/1/23)  (1)(3) 1,500 1,501
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26  (1) 4,705 4,878
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27  (1) 7,000 7,347
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 275
42,191
FLORIDA 6.6%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,260
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 522
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,485
Brevard County HFA, Health First, 5.00%, 4/1/26  220 221
Broward County Airport System, 5.00%, 10/1/23  (1) 675 675
Broward County Airport System, Series A, 5.00%, 10/1/23  (1) 1,250 1,251
Broward County Airport System, Series A, 5.00%, 10/1/24  (1) 1,250 1,262
Broward County Airport System, Series A, 5.00%, 10/1/25  (1) 2,065 2,105
Broward County Airport System, Series B, 5.00%, 10/1/23  (1) 1,375 1,376
Broward County Airport System, Series B, 5.00%, 10/1/24  (1) 1,400 1,413
Broward County Airport System, Series B, 5.00%, 10/1/25  (1) 1,500 1,529
Broward County Airport System, Series C, 5.00%, 10/1/25  (1) 1,235 1,259
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,318
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 553
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 505
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 253
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27  (4) 2,750 2,922
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,028
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,864
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,069
Florida, Board of Ed., Capital Outlay, Series 2017B, GO, 5.00%,
6/1/25  7,340 7,562
Florida, Board of Ed., Capital Outlay, Series 2022B, GO, 5.00%,
6/1/25  3,000 3,091
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/30  6,180 6,622

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 5,683
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 7,649
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,291
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23  (1)(2) 2,000 2,001
Greater Orlando Aviation Auth., Unrefunded Balance, 5.00%,
10/1/23  (1) 1,455 1,456
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30  (1) 300 304
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,537
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,022
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,023
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25  (5) 4,870 4,930
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 216
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/29  1,230 1,343
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/30  1,750 1,932
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,333
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,900
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,024
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 635
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 624
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  2,535 2,528
108,576
GEORGIA 5.9%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25  (1) 2,635 2,681
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26  (1) 5,095 5,255
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28  (1) 6,800 7,198
Atlanta Water & Wastewater, 5.00%, 11/1/31  7,585 7,807
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,079
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,601
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.50%, 11/1/52  125 125
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 654
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 356
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 85
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 503
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 407

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 248
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 755
Georgia, Series C, GO, 4.00%, 7/1/25  5,000 5,071
Georgia Ports Auth., 5.00%, 7/1/26  750 788
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,205
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,564
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 4,825
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 509
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 502
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,524
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 3,943
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  9,385 9,304
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,210 10,190
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,050 6,048
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 6,771
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,459
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
(Prerefunded 7/1/25)  (3) 2,000 2,063
96,520
HAWAII 0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,690
2,690
ILLINOIS 4.7%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25  (1) 2,470 2,474
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26  1,000 1,001
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (1) 6,000 6,060
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,053
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,619
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,148
Chicago Waterworks, 5.00%, 11/1/23  3,750 3,757
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,904
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,302
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 467
Illinois, GO, 5.00%, 2/1/25  1,055 1,073
Illinois, GO, 5.00%, 1/1/28  2,010 2,064

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, GO, 5.00%, 2/1/29  4,520 4,709
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,001
Illinois, Series A, GO, 5.00%, 10/1/25  705 723
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,238
Illinois, Series A, GO, 5.00%, 3/1/28  2,140 2,261
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,332
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,756
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,726
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,330
Illinois, Series C, GO, 5.00%, 11/1/29  2,500 2,627
Illinois, Series D, GO, 5.00%, 11/1/27  4,920 5,177
Illinois Fin. Auth., Series B-1, VRDN, 5.00%, 8/15/52 (Tender
8/15/25)  3,000 3,062
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 4,958
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,012
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,287
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25  1,140 1,167
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26  1,320 1,372
76,660
INDIANA 0.2%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 815
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 853
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
3.80%, 11/1/39  1,500 1,500
3,168
IOWA 0.9%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 14,420
14,420
KENTUCKY 1.5%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 577
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 617
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 561
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,123
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,419
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,510 2,565
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  6,150 6,041

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,218
24,121
LOUISIANA 0.4%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24)  (1) 2,775 2,638
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,736
New Orleans Aviation Board, Series B, 5.00%, 1/1/24  (1) 225 226
New Orleans Aviation Board, Series B, 5.00%, 1/1/25  (1) 250 253
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,964
6,817
MARYLAND 8.1%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,025
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/25  3,330 3,420
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,467
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 500
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,937
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,017
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,756
Baltimore County, Metropolitan Dist. 80th Issue, GO, 5.00%,
3/1/27  1,415 1,509
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,011
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  4,310 4,320
Harford County, GO, 5.00%, 10/1/27  2,500 2,698
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,104
Maryland, GO, 5.00%, 8/1/31  5,000 5,459
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,347
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,231
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,377
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 5,890
Maryland DOT, 4.00%, 11/1/29  1,235 1,244
Maryland DOT, Series B, 5.00%, 12/1/28  3,500 3,849
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,725 2,748
Maryland HHEFA, 5.00%, 7/1/24  400 404
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,012
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,316
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,608
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,029

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 678
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,292
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,490
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,859
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24  (2) 795 804
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24)  (3) 1,535 1,555
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24)  (3) 3,000 3,039
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26)  (3) 5,000 5,232
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26)  (3) 2,585 2,705
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26)  (3) 4,000 4,186
Maryland Transportation Auth., Passenger Facility Charge
Revenue, Series 2019, 5.00%, 6/1/25  (1) 3,400 3,468
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,361
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  7,000 7,226
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  4,810 5,174
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,391
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,136
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 630
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 652
134,156
MASSACHUSETTS 1.0%
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24  (1) 2,000 2,017
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 (Prerefunded 5/1/25)  (3) 6,450 6,633
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 (Prerefunded 5/1/25)  (3) 7,575 7,790
16,440
MICHIGAN 2.3%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25  (6) 3,615 3,690
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24  (4) 975 986
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,540

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,038
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,066
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29  (4) 2,500 2,526
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  3,980 4,117
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27  (4) 2,850 2,883
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,515
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 587
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,014
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 903
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 869
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 431
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 792
Wayne County Airport Auth., Series B, 5.00%, 12/1/23  (1) 2,195 2,200
Wayne County Airport Auth., Series B, 5.00%, 12/1/24  (1) 2,385 2,413
Wayne County Airport Auth., Series B, 5.00%, 12/1/25  (1) 2,405 2,454
Wayne County Airport Auth., Series F, 5.00%, 12/1/31  (1) 1,330 1,347
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 438
37,809
MINNESOTA 2.0%
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,077
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,610
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 8,834
Minnesota, Series D, GO, 5.00%, 8/1/25  5,000 5,166
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,137
32,824
MISSOURI 0.9%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  (1) 1,500 1,519
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,072
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26
(Prerefunded 6/1/24)  (3) 1,740 1,759
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%, 5/1/52
(Tender 5/1/28)  8,000 8,548
Saint Louis Airport, Series B, 5.00%, 7/1/24  (1)(4) 840 847
Saint Louis Airport, Series B, 5.00%, 7/1/25  (1)(4) 375 382
14,127
NEBRASKA 0.1%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,551
1,551

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEVADA 0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/26  (1) 3,000 3,087
Clark County School Dist., Series A, GO, 3.00%, 6/15/25  (4) 650 644
Clark County School Dist., Series A, GO, 5.00%, 6/15/26  (4) 500 523
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,817
6,071
NEW JERSEY 3.7%
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  (7) 2,000 2,042
New Jersey Economic Dev. Auth., Transit Transportation Project,
Series A, 5.00%, 11/1/29  5,065 5,521
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,412
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25 (Prerefunded
1/1/24)  (3) 95 95
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/24  3,085 3,119
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,300
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 858
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  1,500 1,586
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,210
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,685
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,479
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,648
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,008
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,144
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 597
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,201
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  5,815 5,886
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,505 6,692
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/27  6,750 7,184
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,009
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,206

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,641
61,523
NEW YORK 6.8%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,020
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24  (4) 3,260 3,283
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,106
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24  (2) 5 5
Dormitory Auth. of the State of New York, Bidding Group, Series E,
5.00%, 3/15/28  5,000 5,404
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 7,853
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,523
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,405
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,153
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,582
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,360
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,090
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,000 995
New York City IDA, Series A, 5.00%, 1/1/25  (4) 2,000 2,038
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28  (4) 1,315 1,399
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,239
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,460
New York State Housing Fin. Agency, Sustainability Bonds, VRDN,
3.80%, 11/1/62 (Tender 5/1/29)  5,000 4,946
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,305
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (1) 1,270 1,273
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27  (1) 3,500 3,575
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,003
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25  (1) 5,000 5,008
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25  (1) 2,000 2,020

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/24  (1) 3,000 3,044
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (1) 10,030 10,392
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27  (1) 4,300 4,510
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  2,425 2,462
Triborough Bridge & Tunnel Auth., Series B, FRN, 67% of SOFR +
0.38%, 3.931%, 1/1/32 (Tender 2/1/24)  6,240 6,211
111,664
NORTH CAROLINA 4.9%
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,565 7,350
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  2,500 2,698
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,453
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 219
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 260
North Carolina Medical Care Commission, 5.00%, 3/1/26  490 487
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 287
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,050 11,445
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 246
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  150 150
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 181
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 126
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23  (2) 400 400
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24 (Prerefunded
10/1/23)  (3) 950 980
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26 (Prerefunded
10/1/23)  (3) 750 773
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27 (Prerefunded
10/1/23)  (3) 175 180
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25)  (3) 1,575 1,622
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,002
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,127

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  (2) 13,455 13,529
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/25  750 776
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/26  950 1,003
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/27  630 679
Wake County, 5.00%, 3/1/27  2,355 2,507
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,548
Wake County, Series C, GO, 5.00%, 3/1/25  15,760 16,161
81,189
OHIO 1.2%
Cleveland Airport System, Series B, 5.00%, 1/1/24  (1) 1,200 1,203
Columbus, Series 2, GO, 5.00%, 8/15/26  945 997
Columbus, Series A, GO, 5.00%, 8/15/27  1,000 1,075
Columbus, Series B, GO, 5.00%, 8/15/27  1,640 1,764
Columbus, Series B, GO, 5.00%, 8/15/28  2,390 2,619
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 150
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 201
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 150
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN, 2.75%,
1/1/52 (Tender 5/1/28)  1,500 1,452
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,348
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,211
20,170
OKLAHOMA 0.2%
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,506
3,506
OREGON 0.6%
Oregon, Series A, GO, 5.00%, 5/1/25  1,500 1,543
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,704
Oregon, Series A, GO, 5.00%, 5/1/27  2,000 2,139
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,276
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,839
9,501
PENNSYLVANIA 2.3%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 201
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 505
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 561
Bucks County IDA, 5.00%, 7/1/25  350 344

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Bucks County IDA, 5.00%, 7/1/26  450 445
Bucks County IDA, 5.00%, 7/1/27  475 470
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,292
Butler County Hosp. Auth., 5.00%, 7/1/25  705 700
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,302
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,717
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 4.843%, 8/15/48
(Tender 8/15/24)  4,900 4,900
Pennsylvania, GO, 5.00%, 9/15/25  (4) 715 740
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,769
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,212
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,125
Philadelphia Airport, Series C, 5.00%, 7/1/25  (1) 8,065 8,208
Philadelphia Airport, Series C, 5.00%, 7/1/26  (1) 1,080 1,111
Philadelphia Airport, Series C, 5.00%, 7/1/27  (1) 1,135 1,182
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  2,290 2,351
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33  (4) 2,500 2,595
38,730
PUERTO RICO 5.0%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29  (8) 6,800 6,961
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (8) 5,000 5,122
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (8) 2,075 2,084
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28  (8) 1,250 1,278
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  17,594 18,331
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  9,000 9,508
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,581 6,024
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 467
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 898
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,819
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,229
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,535 6,804

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  4,000 2,584
82,109
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 550
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,288
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 414
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 448
2,700
SOUTH CAROLINA 1.4%
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  10,010 10,236
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,190
South Carolina Ports Auth., 5.00%, 7/1/24  (1) 850 857
South Carolina Ports Auth., 5.00%, 7/1/25  (1) 1,190 1,212
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25)  (1)(3) 3,240 3,321
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,798
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,816
23,430
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,035
1,035
TENNESSEE 2.4%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/23  650 650
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,525 1,605
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24  (1) 3,330 3,353
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/24  17,760 18,006
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,346
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/25  (1) 515 524
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/26  (1) 1,695 1,743
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27  (1) 690 719
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28  (1) 1,000 1,054
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,036

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 175
40,211
TEXAS 9.8%
Austin Airport System, 5.00%, 11/15/27  (1) 1,780 1,795
Austin Airport System, Series A, 5.00%, 11/15/26  545 575
Austin Airport System, Series B, 5.00%, 11/15/23  (1) 715 716
Austin Airport System, Series B, 5.00%, 11/15/29  (1) 1,200 1,240
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,513
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,673
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,200
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,029
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,212
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,658
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,739
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25)  (3) 4,490 4,611
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25)  (3) 1,475 1,515
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  15,280 15,774
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,106
Dallas, GO, 5.00%, 2/15/25  5,000 5,121
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  (7) 1,000 1,086
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,010
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,011
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 12,179
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,906
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,250 1,305
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
TECP, 4.10%, 9/1/23  3,900 3,900
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,214
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,053
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,305 2,445
Houston Airport System, Series A, 5.00%, 7/1/25  (1) 1,250 1,271
Houston Airport System, Series A, 5.00%, 7/1/26  (1) 1,250 1,286
Houston Airport System Revenue, Series A, 5.00%, 7/1/29  (1) 2,130 2,263
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25  (2)(4) 6,000 5,538

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28  (1) 1,000 1,000
Lower Colorado River Auth., 5.00%, 5/15/24  120 121
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,056
Lower Colorado River Auth., Series A, 5.00%, 5/15/27  (4) 2,000 2,119
Lower Colorado River Auth., Series A, 5.00%, 5/15/28  (4) 1,500 1,614
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 283
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,038
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  9,710 9,752
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 467
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,145
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  8,430 8,468
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/24  1,130 1,131
Port Beaumont Navigation Dist., 1.875%, 1/1/26  (1)(8) 500 457
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,303
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  12,440 12,880
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,548
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,129
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,354
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  1,370 1,395
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,218
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  6,150 6,534
Texas Water Financial Assistance, Economically Distressed Areas
Program, Series C, GO, 5.00%, 8/1/28  3,345 3,639
160,595
UTAH 1.4%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,099
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,137
Intermountain Power Agency, Series A, 5.00%, 7/1/28  2,250 2,449
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27  (1) 2,030 2,115
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26  (1) 3,960 4,074
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27  (1) 5,080 5,293
Salt Lake City Airport, Series A, 5.00%, 7/1/26  (1) 1,155 1,188
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,522
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,070
Vineyard Redev. Agency, 5.00%, 5/1/27  (4) 615 651
22,598

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGINIA 4.2%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,382
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,616
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 939
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,659
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,490
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,762
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 228
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26)  (3) 4,335 4,559
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26  (2) 4,850 5,092
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,000 1,973
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,234
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,315
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,315
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,000 3,249
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,219
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,046
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,369
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,777
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,104
Virginia Small Business Fin. Auth., Senior Lien, 4.00%, 1/1/30  (1) 3,250 3,205
69,533
WASHINGTON 3.2%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 (Prerefunded 11/1/25)  (3) 13,250 13,735
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 (Prerefunded 11/1/25)  (3) 2,000 2,032
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,376
King County, Series A, GO, 5.00%, 12/1/25  3,605 3,745
Port of Seattle, Series C, 5.00%, 8/1/28  (1) 3,000 3,166
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,254
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,295
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,120
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,485
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-3, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 7,065
52,273

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
WISCONSIN 0.6%
Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1,
5.00%, 6/1/25 (Prerefunded 6/1/24)  (3) 5,000 5,054
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  5,400 5,497
10,551
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.40%  (9)(10) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.3% of Net Assets
(Cost $1,666,566) $ 1,634,564
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Financial Guaranty Insurance Company
(7) When-issued security
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,902 and represents 1.0% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 1  ¤   ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,666,566) $ 1,634,564
Interest receivable 18,854
Receivable for investment securities sold 6,286
Receivable for shares sold 1,112
Cash 87
Other assets 63
Total assets 1,660,966
Liabilities
Payable for investment securities purchased 8,410
Payable for shares redeemed 5,257
Investment management fees payable 474
Due to affiliates 40
Payable to directors 1
Other liabilities 809
Total liabilities 14,991
NET ASSETS $ 1,645,975

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (69,303)
Paid-in capital applicable to 305,529,671 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,715,278
NET ASSETS $ 1,645,975
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $799,212; Shares outstanding: 148,396,064) $ 5.39
Advisor Class
(Net assets: $2,660; Shares outstanding: 495,082) $ 5.37
I Class
(Net assets: $844,103; Shares outstanding: 156,638,525) $ 5.39

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 21,876
Expenses
Investment management 2,930
Shareholder servicing
Investor Class $ 622
Advisor Class 3
I Class 44 669
Rule 12b-1 fees
Advisor Class 3
Prospectus and shareholder reports
Investor Class 33
I Class 11 44
Custody and accounting 109
Registration 71
Proxy and annual meeting 32
Legal and audit 20
Directors 3
Miscellaneous 15
Total expenses 3,896
Net investment income 17,980
Realized and Unrealized Gain / Loss –
Net realized loss on securities (11,288)
Change in net unrealized gain / loss on securities 13,203
Net realized and unrealized gain / loss 1,915
INCREASE IN NET ASSETS FROM OPERATIONS
$ 19,895

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 17,980 $ 30,970
Net realized loss (11,288) (20,859)
Change in net unrealized gain / loss 13,203 (49,193)
Increase (decrease) in net assets from operations 19,895 (39,082)
Distributions to shareholders
Net earnings
Investor Class (8,344) (14,166)
Advisor Class (23) (49)
I Class (9,553) (16,702)
Decrease in net assets from distributions (17,920) (30,917)
Capital share transactions
*
Shares sold
Investor Class 58,019 398,040
Advisor Class 318 4,823
I Class 63,817 478,839
Distributions reinvested
Investor Class 7,279 12,688
Advisor Class 23 49
I Class 7,062 12,513
Shares redeemed
Investor Class (131,075) (604,161)
Advisor Class (246) (13,039)
I Class (158,318) (494,943)
Decrease in net assets from capital share
transactions (153,121) (205,191)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Decrease during period (151,146) (275,190)
Beginning of period 1,797,121 2,072,311
End of period $ 1,645,975 $ 1,797,121
*Share information (000s)
Shares sold
Investor Class 10,717 73,679
Advisor Class 59 890
I Class 11,797 87,990
Distributions reinvested
Investor Class 1,345 2,347
Advisor Class 4 9
I Class 1,305 2,313
Shares redeemed
Investor Class (24,207) (111,304)
Advisor Class (46) (2,389)
I Class (29,224) (91,547)
Decrease in shares outstanding (28,250) (38,012)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Short-Intermediate Fund (Investor Class),
the Tax-Free Short-Intermediate Fund–Advisor Class (Advisor Class) and the Tax-Free
Short-Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/

T. ROWE PRICE Tax-Free Short-Intermediate Fund

loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Tax-Free Short-Intermediate Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $253,215,000 and $378,065,000, respectively, for the six months ended
August 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,634,563 $ — $ 1,634,563
Short-Term Investments 1 — — 1
Total $ 1 $ 1,634,563 $ — $ 1,634,564

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $26,299,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,666,566,000. Net unrealized loss aggregated $32,002,000 at period-end, of which $2,404,000 related to appreciated investments and $34,406,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE Tax-Free Short-Intermediate Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $122,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Advisor Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of August 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the
Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
August 31, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 180,086,891 1,334,519
Mark J. Parrell 179,795,126 1,616,400
Kellye L. Walker 180,010,107 1,407,471
Eric L. Veiel 179,947,895 1,464,013

T. ROWE PRICE Tax-Free Short-Intermediate Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Tax-Free Short-Intermediate Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group).
The Adviser provided the Board with additional information with respect to the Investor
Class’s actual management fee and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023